Trade Payables (Details) - Schedule of trade payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Payables [Abstract]
Open debts	$ 12,410	$ 14,823
Checks payable	1,361	171
Total Trade Payables	$ 13,771	$ 14,994